UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Small-Cap Index Fund	June 30, 2019

T. ROWE PRICE SMALL-CAP INDEX FUND

HIGHLIGHTS

■	Small-cap stocks rose significantly in the first half of 2019. The Small-Cap Index Fund returned 16.88% versus 16.98% for its benchmark, the Russell 2000 Index.

■	All sectors of the Russell index produced positive returns. The information technology sector performed best in percentage terms and contributed the most to performance. Consumer staples stocks contributed the least.

■	The fund seeks to employ a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. At the end of our reporting period, financials and health care were the fund’s largest sector allocations. The portfolio had very little exposure to communication services and consumer staples investments.

■	Positive economic growth, low inflation, and accommodative monetary policies—including a possible Federal Reserve interest rate cut as soon as late July—could support stock prices in the second half of 2019. However, much depends on a resolution of the U.S.-China trade dispute. Regardless of economic or market developments or changes in investor sentiment, we will continue to replicate the structure of the Russell 2000 Index in order to closely track its performance.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Markets overcame a bout of volatility in May and recorded exceptional returns in the six months ended June 30, 2019. The large-cap S&P 500 Index reached record highs and notched its best start to a year in over two decades. Overseas equity markets were also strong, while bond prices rose as longer-term interest rates fell to their lowest levels since late 2016.

Markets rebounded to start the year, as many of the worries behind the sell-off in late 2018 receded. Investors seemed most relieved by a dovish pivot in monetary policy. The S&P 500 scored its best daily gain for the period on January 4, after Federal Reserve Chair Jerome Powell pledged that the central bank would respond with all the tools at its disposal to counteract an economic downturn or financial turmoil. The Fed soon paused and kept rates steady following a series of quarterly hikes stretching back to late 2017.

Investors also seemed comforted by progress in U.S.-China trade relations. In March, President Donald Trump postponed a threatened tariff increase on Chinese goods and remarked that the two sides were “getting very close” to a deal. Encouraging statements continued to flow from the White House, and speculation grew that Chinese President Xi Jinping would soon visit Washington to sign an agreement.

Hopes for a deal were dashed in early May, however, sending stocks sharply lower. With negotiations at a standstill, on May 10, the administration increased the tariff rate to 25% from 10% on $200 billion in Chinese goods, as the president had long threatened. China soon retaliated with its own tariffs. A technological “cold war” also seemed to be developing, with both sides taking measures to cut off the other’s access to key components and raw materials. Stocks fell sharply in response, and the small- and mid-cap indexes moved back into correction territory, or down more than 10% from the highs they established late in the previous summer.

Another turn in trade policy in June helped stocks recover their losses. The White House abandoned an earlier threat to put tariffs on Mexican imports in response to immigration issues, and President Trump again softened his stance on China. Markets were closed on the final weekend of the month, when the president announced that he and President Xi had agreed to resume trade negotiations and arranged a truce that would at least temporarily prevent the imposition of further tariffs.

An even bigger factor in the June rebound appeared to be growing confidence that the Fed would cut interest rates rather than merely keep them steady. Fed Chair Powell pledged that policymakers were paying close attention to the impact of trade tensions on the economy and would “act as appropriate to sustain the expansion.” Policymakers also dropped references to being “patient” in adjusting monetary policy. By the end of the month, futures markets were pricing in 75 basis points (0.75 percentage point) of cuts in the second half of the year, with a reasonable chance of more to come in 2020.

The dovish shift in Fed policy has been driven by accumulating evidence of slowing global growth. Rising trade barriers have taken a heavy toll on the global manufacturing sector, and business investment has pulled back as managers confront additional sources of uncertainty, such as the possibility of a disorderly Brexit this October. As a result, corporate earnings growth has stalled in the U.S. and turned negative in other major markets. On the positive side, consumers remain in much better shape, particularly domestically.

We see little evidence to suggest a recession is on the horizon. Indeed, with markets at all-time highs, investors seem willing to bet that this decade-long economic recovery still has legs. We will keep a close eye on developments and rely on our careful fundamental research to avoid pitfalls; I am confident our strategic investing approach will continue to serve our shareholders well.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks.

FUND COMMENTARY

How did the fund perform in the past six months?

Small-cap stocks rose significantly in the first half of 2019, as the equity market rebounded from deep losses in the fourth quarter of 2018. The Small-Cap Index Fund returned 16.88% versus 16.98% for its benchmark, the Russell 2000 Index. Fund performance tends to slightly lag that of the index due to operating and management expenses. (Performance for the I Class shares will vary due to a different fee structure. Past performance cannot guarantee future results.)

As a reminder, the fund is not available for direct purchase by members of the public. All investments in the fund must be made by T. Rowe Price or one of its affiliated investment advisors on behalf of mutual funds, 529 plans, or other institutional client accounts for which T. Rowe Price or its affiliate has discretionary investment authority.

What factors influenced the fund’s performance?

All sectors of the Russell index produced positive returns in the first half of 2019. The information technology (IT) sector performed best in percentage terms and contributed the most to performance. The sector was led by software stocks, but semiconductor and IT services companies also did well. Industrials and business services stocks were broadly positive, led by machinery companies, but commercial services and supply companies and makers of building products also performed well. Health care stocks contributed to the fund’s performance, especially biotechnology companies, such as Array BioPharma, which is being acquired by drug giant Pfizer, and Loxo Oncology, which was acquired by Eli Lilly. Most other health care industries produced milder gains, whereas small-cap pharmaceuticals in aggregate detracted from performance. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Consumer staples stocks contributed the least to fund performance. Makers of personal products and household products were mostly negative, but Boston Beer and bottling company Coca-Cola Consolidated were good performers. In the communication services sector, interactive media companies and entertainment companies underperformed. On the plus side, traditional media companies Sinclair Broadcast Group, The New York Times, and Nexstar Media performed very well, and we eliminated them from the fund because they exited the Russell 2000 Index and moved to the Russell 1000 Index.

To help the fund stay fully invested, the portfolio uses derivatives—specifically, stock index futures based on the Russell 2000 Index—as a cash management tool. In the last six months, the use of these stock index futures had a positive impact on the fund’s performance. As noted, the fund’s performance was in line with that of the Russell 2000 in our reporting period.

How is the fund positioned?

The Small-Cap Index Fund seeks to replicate the structure and performance of its benchmark, the Russell 2000 Index. The index, which is constructed by the Russell Investment Group, consists of approximately 2,000 small-cap securities, some of which could be considered micro-caps.

The fund seeks to employ a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. Since the portfolio is designed to track its index, it does not have the flexibility to shift assets toward stocks or sectors that are rising or away from those that are declining.

At the end of our reporting period, financials and health care were the fund’s largest sector allocations, as shown in the Sector Diversification table on page 4. The industrials and business services and information technology sectors were also significant. The portfolio had very little exposure to communication services and consumer staples investments.

What is portfolio management’s outlook?

Positive economic growth, low inflation, and accommodative monetary policies—including a possible Federal Reserve interest rate cut as soon as late July—could support stock prices in the second half of 2019. However, much depends on a resolution of the U.S.-China trade dispute. While the consensus earnings forecast is for a reacceleration in corporate earnings growth later in the year, this will depend on improving economic conditions, particularly outside the U.S. Unfortunately, the global economic outlook remains subdued, as most developed economies are growing below their potential and trade tensions are corroding business confidence and capital spending.

Regardless of economic or market developments or changes in investor sentiment, we will not attempt to determine which stocks or sectors are likely to perform best. Our main task is to replicate the structure of the Russell 2000 Index to provide broad exposure to small-cap stocks and to attempt to track the index’s performance.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN THE SMALL-CAP INDEX FUND

Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by small-cap companies and, to a lesser extent, micro-cap companies, the fund is likely to be more volatile than one that focuses on securities issued by larger companies. Small- and micro-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade. Micro-cap stocks may be even more thinly traded, making it difficult for the fund to buy, sell, and value their shares.

Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.

The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

BENCHMARK INFORMATION

Note: Frank Russell Company (Russell) is the source and owner of the Russell index data contained or reflected in these materials and all trademarks and copyrights related thereto. Russell® is a registered trademark of Russell. Russell is not responsible for the formatting or configuration of these materials or for any inaccuracy in T. Rowe Price Associates’ presentation thereof.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 6/30/19
Array BioPharma	0.5%
Haemonetics	0.3
Novocure	0.2
Deckers Outdoor	0.2
SAIC	0.2
EMCOR Group	0.2
Portland General Electric	0.2
Radian	0.2
Southwest Gas Holdings	0.2
Teladoc Health	0.2
Insperity	0.2
Black Hills	0.2
ONE Gas	0.2
Blueprint Medicines	0.2
First Industrial Realty	0.2
Maximus	0.2
Essent	0.2
Blackstone Mortgage Trust	0.2
Chegg	0.2
Silicon Laboratories	0.2
Ingevity	0.2
New Jersey Resources	0.2
Selective Insurance	0.2
ALLETE	0.2
FirstCash	0.2
Total	**5.4%**

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The Investor Class charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 88.4%		
COMMUNICATION SERVICES 2.3%		
Diversified Telecommunication Services 0.6%		
ATN International	28	2
Bandwidth, Class A (1)	42	3
Cincinnati Bell (1)	115	1
Cogent Communications Holdings	109	6
Consolidated Communications Holdings (2)	176	1
Frontier Communications (1)(2)	279	–
IDT, Class B (1)	44	–
Intelsat (1)(2)	173	3
Iridium Communications (1)	258	6
Ooma (1)(2)	48	1
ORBCOMM (1)	180	1
Pareteum (1)	282	1
pdvWireless (1)	24	1
Vonage Holdings (1)	592	7
		33
Entertainment 0.2%		
AMC Entertainment Holdings, Class A (2)	130	1
Eros International (1)	93	–
Gaia (1)(2)	29	–
Glu Mobile (1)	295	2
IMAX (1)	135	3
Liberty Braves, Class A (1)	28	1
Liberty Braves, Class C (1)	91	3
LiveXLive Media (1)(2)	78	–
Marcus	58	2
Reading International, Class A (1)	42	1
Rosetta Stone (1)	49	1
		14
Interactive Media & Services 0.5%		
Care.com (1)	52	1

Cargurus (1)(2)	193	7
Cars.com (1)	176	3
DHI Group (1)	134	—
Eventbrite, Class A (1)	96	2
Liberty TripAdvisor Holdings, Class A (1)	192	2
Meet Group (1)	175	1
QuinStreet (1)	118	2
Travelzoo (1)	15	—
TrueCar (1)	272	2
Yelp (1)	205	7
		27
Media 0.9%		
Boston Omaha, Class A (1)	26	1
Cardlytics (1)(2)	37	1
cbdMD (1)	25	—
Central European Media Enterprises, Class A (1)	221	1
Clear Channel Outdoor Holdings (1)	100	—
comScore (1)	129	1
Cumulus Media, Class A (1)	37	1
Daily Journal (1)(2)	3	1
Emerald Expositions Events	66	1
Entercom Communications, Class A (2)	321	2
Entravision Communications, Class A	162	1
EW Scripps, Class A	142	2
Fluent (1)	130	1
Gannett	284	2
Gray Television (1)	237	4
Hemisphere Media Group (1)	44	1
Lee Enterprises (1)	141	—
Liberty Latin America, Class A (1)	124	2
Liberty Latin America, Class C (1)	297	5
Loral Space & Communications (1)	32	1
Marchex, Class B (1)	91	—
MDC Partners, Class A (1)	155	—
Media General, CVR (3)	301	—
Meredith (2)	103	6

MSG Networks, Class A (1)	148	3
National CineMedia	194	1
New Media Investment Group	150	1
Saga Communications, Class A	10	—
Scholastic	71	2
TechTarget (1)	58	1
TEGNA	569	9
Tribune Publishing	43	—
WideOpenWest (1)(2)	79	1
		52
Wireless Telecommunication Services 0.1%		
Boingo Wireless (1)	112	2
Gogo (1)(2)	145	1
Shenandoah Telecommunications	126	4
Spok Holdings	50	1
		8
Total Communication Services		134
CONSUMER DISCRETIONARY 9.7%		
Auto Components 1.0%		
Adient	231	6
American Axle & Manufacturing Holdings (1)	288	4
Cooper Tire & Rubber	129	4
Cooper-Standard Holdings (1)	44	2
Dana	381	8
Dorman Products (1)	70	6
Fox Factory Holding (1)	98	8
Gentherm (1)	92	4
LCI Industries	63	6
Modine Manufacturing (1)	124	2
Motorcar Parts of America (1)(2)	50	1
Standard Motor Products	53	2
Stoneridge (1)	71	2
Tenneco, Class A	128	1
Tower International	50	1

Visteon (1)	74	4
		61
Automobiles 0.1%		
Winnebago Industries (2)	80	3
		3
Distributors 0.1%		
Core-Mark Holding	117	5
Funko, Class A (1)(2)	42	1
Greenlane Holdings, Class A (1)	16	—
Weyco Group	15	—
		6
Diversified Consumer Services 0.9%		
Adtalem Global Education (1)	145	7
American Public Education (1)	40	1
Career Education (1)	177	3
Carriage Services	50	1
Chegg (1)(2)	302	12
Collectors Universe	21	—
Houghton Mifflin Harcourt (1)	260	2
K12 (1)	100	3
Laureate Education, Class A (1)	248	4
Regis (1)	89	1
Select Interior Concepts, Class A (1)	56	1
Sotheby's (1)	84	5
Strategic Education	55	10
Weight Watchers International (1)	121	2
		52
Hotels, Restaurants & Leisure 2.4%		
BBX Capital	165	1
Biglari Holdings, Class B (1)	3	—
BJ's Restaurants	52	2
Bloomin Brands	239	4
Bluegreen Vacations	22	—
Boyd Gaming (2)	209	6
Brinker International (2)	99	4

Carrols Restaurant Group (1)	87	1
Century Casinos (1)	69	1
Cheesecake Factory (2)	109	5
Churchill Downs	92	11
Chuy's Holdings (1)	42	1
Cracker Barrel Old Country Store	50	8
Dave & Busters Entertainment (2)	100	4
Del Frisco's Restaurant Group (1)	85	1
Del Taco Restaurants (1)	78	1
Denny's (1)	156	3
Dine Brands Global (2)	44	4
Drive Shack (1)	152	1
El Pollo Loco Holdings (1)	56	1
Eldorado Resorts (1)(2)	171	8
Empire Resorts (1)(2)	9	—
Everi Holdings (1)	176	2
Fiesta Restaurant Group (1)	60	1
Golden Entertainment (1)	46	1
Habit Restaurants, Class A (1)	51	1
Inspired Entertainment (1)	23	—
International Speedway, Class A	61	3
J Alexander's Holdings (1)	37	—
Jack in the Box	67	5
Lindblad Expeditions Holdings (1)	62	1
Marriott Vacations Worldwide	115	11
Monarch Casino & Resort (1)	28	1
Nathan's Famous	7	1
Noodles (1)	69	1
OneSpaWorld Holdings (1)	119	2
Papa John's International (2)	56	2
Penn National Gaming (1)	291	6
PlayAGS (1)	69	1
Potbelly (1)	57	—
RCI Hospitality Holdings	23	—
Red Lion Hotels (1)	60	—
Red Robin Gourmet Burgers (1)(2)	33	1

Red Rock Resorts, Class A	184	4
Ruth's Hospitality Group	72	2
Scientific Games, Class A (1)(2)	145	3
SeaWorld Entertainment (1)	138	4
Shake Shack, Class A (1)(2)	73	5
Speedway Motorsports	29	1
Target Hospitality (1)	87	1
Texas Roadhouse	177	9
Twin River Worldwide Holdings (1)	55	2
Wingstop	77	7
		145
Household Durables 1.4%		
Bassett Furniture Industries	26	—
Beazer Homes USA (1)	82	1
Cavco Industries (1)	23	4
Century Communities (1)	66	2
Ethan Allen Interiors	60	1
Flexsteel Industries	20	—
GoPro, Class A (1)(2)	320	2
Green Brick Partners (1)	62	1
Hamilton Beach Brands Holding, Class A	16	—
Helen of Troy (1)	65	8
Hooker Furniture	29	1
Installed Building Products (1)	59	4
iRobot (1)(2)	71	7
KB Home	218	6
La-Z-Boy	119	4
Legacy Housing (1)(2)	14	—
LGI Homes (1)(2)	52	4
Lifetime Brands	30	—
Lovesac (1)(2)	20	1
M/I Homes (1)	69	2
MDC Holdings	128	4
Meritage Homes (1)	97	5
Purple Innovation (1)(2)	13	—
Skyline Champion (1)	132	4

Sonos (1)(2)	182	2
Taylor Morrison Home, Class A (1)	294	6
TopBuild (1)	90	7
TRI Pointe Group (1)	366	4
Tupperware Brands	126	2
Universal Electronics (1)	34	1
William Lyon Homes, Class A (1)	80	1
ZAGG (1)(2)	69	—
		84
Internet & Direct Marketing Retail 0.5%		
1-800-Flowers.com, Class A (1)	67	1
Duluth Holdings, Class B (1)(2)	28	—
Groupon (1)	1,174	4
Lands' End (1)(2)	28	—
Leaf Group (1)	43	—
Liberty Expedia Holdings, Class A (1)	142	7
Liquidity Services (1)	68	—
Overstock.com (1)(2)	73	1
PetMed Express (2)	50	1
Quotient Technology (1)	200	2
Rubicon Project (1)	126	1
Shutterfly (1)	89	5
Shutterstock	49	2
Stamps.com (1)	45	2
Stitch Fix, Class A (1)	110	4
Waitr Holdings (1)	138	1
		31
Leisure Products 0.3%		
Acushnet Holdings	91	3
American Outdoor Brands (1)	135	1
Callaway Golf	240	4
Clarus	60	1
Escalade	29	—
Johnson Outdoors, Class A	12	1
Malibu Boats, Class A (1)	53	2

Marine Products	19	–
Mastercraft Boat Holdings (1)	46	1
Sturm Ruger (2)	43	2
Vista Outdoor (1)	143	1
YETI Holdings (1)(2)	90	3
		19
Multiline Retail 0.1%		
Big Lots	101	3
Dillard's, Class A (2)	29	2
JC Penney (1)(2)	771	1
		6
Specialty Retail 2.1%		
Aaron's	176	11
Abercrombie & Fitch, Class A (2)	176	3
America's Car-Mart (1)	17	2
American Eagle Outfitters	426	7
Asbury Automotive Group (1)	52	4
Ascena Retail Group (1)	439	–
At Home Group (1)	124	1
Barnes & Noble	150	1
Barnes & Noble Education (1)	96	–
Bed Bath & Beyond (2)	347	4
Boot Barn Holdings (1)	71	3
Buckle (2)	70	1
Caleres	106	2
Camping World Holdings, Class A (2)	81	1
Cato, Class A	60	1
Chico's FAS	321	1
Children's Place (2)	41	4
Citi Trends	32	1
Conn's (1)	49	1
Container Store Group (1)(2)	44	–
Designer Brands	172	3
Express (1)	183	1
GameStop, Class A (2)	252	1

Genesco (1)	49	2
GNC Holdings, Class A (1)(2)	206	—
Group 1 Automotive	48	4
Guess? (2)	144	2
Haverty Furniture	47	1
Hibbett Sports (1)(2)	50	1
Hudson, Class A (1)	100	1
J. Jill (2)	43	—
Lithia Motors, Class A	59	7
Lumber Liquidators Holdings (1)(2)	73	1
MarineMax (1)	58	1
Michaels (1)	225	2
Monro (2)	85	7
Murphy USA (1)	79	7
National Vision Holdings (1)	184	6
Office Depot	1,393	3
Party City Holdco (1)(2)	142	1
Rent-A-Center (1)	125	3
RH (1)(2)	51	6
RTW RetailWinds (1)	87	—
Sally Beauty Holdings (1)(2)	320	4
Shoe Carnival (2)	27	1
Signet Jewelers	136	3
Sleep Number (1)	86	4
Sonic Automotive, Class A (2)	60	1
Sportsman's Warehouse Holdings (1)(2)	91	—
Tailored Brands (2)	125	1
Tile Shop Holdings (2)	101	1
Tilly's, A Shares	51	—
Winmark	6	1
Zumiez (1)	51	1
		125

Textiles, Apparel & Luxury Goods 0.8%

Centric Brands (1)	43	—
Crocs (1)	170	3
Culp	30	1

Deckers Outdoor (1)	76	13
Delta Apparel (1)	16	—
Fossil Group (1)(2)	120	1
G-III Apparel Group (1)	116	3
Kontoor Brands (1)	116	3
Movado Group	40	1
Oxford Industries	42	3
Rocky Brands	17	1
Steven Madden	221	8
Superior Group	27	1
Unifi (1)	39	1
Vera Bradley (1)	57	1
Vince Holding (1)	8	—
Wolverine World Wide	234	7
		47
Total Consumer Discretionary		579
CONSUMER STAPLES 2.4%		
Beverages 0.3%		
Boston Beer, Class A (1)(2)	22	8
Celsius Holdings (1)(2)	57	—
Coca-Cola Consolidated	12	4
Craft Brew Alliance (1)	35	1
MGP Ingredients (2)	33	2
National Beverage (2)	30	1
New Age Beverages (1)	190	1
Primo Water (1)(2)	97	1
		18
Food & Staples Retailing 0.5%		
Andersons	81	2
BJ's Wholesale Club Holdings (1)	293	8
Chef's Warehouse (1)	63	2
HF Foods Group (1)	20	1
Ingles Markets, Class A	35	1
Natural Grocers by Vitamin Cottage (1)	25	—
Performance Food Group (1)	267	11

PriceSmart	58	3
Rite Aid (1)(2)	131	1
SpartanNash	89	1
United Natural Foods (1)	136	1
Village Super Market, Class A	20	1
Weis Markets	24	1
		33
Food Products 1.0%		
Alico	11	–
B&G Foods (2)	165	3
Bridgford Foods (1)	5	–
Cal-Maine Foods	81	3
Calavo Growers	42	4
Darling Ingredients (1)	432	9
Dean Foods (2)	229	–
Farmer Bros. (1)	23	–
Fresh Del Monte Produce	79	2
Freshpet (1)	80	4
Hostess Brands (1)	258	4
J&J Snack Foods	39	6
John B. Sanfilippo & Son	22	2
Lancaster Colony	49	7
Landec (1)	68	1
Limoneira	42	1
Sanderson Farms	51	7
Seneca Foods, Class A (1)	24	1
Simply Good Foods (1)	185	4
Tootsie Roll Industries (2)	42	2
		60
Household Products 0.2%		
Central Garden & Pet (1)(2)	30	1
Central Garden & Pet, Class A (1)	113	3
Oil-Dri	14	–
WD-40 (2)	36	6
		10

Personal Products 0.3%		
Edgewell Personal Care (1)	141	4
elf Beauty (1)(2)	67	1
Inter Parfums	46	3
Lifevantage (1)	37	1
Medifast (2)	30	4
Nature's Sunshine Products (1)	24	—
Revlon, Class A (1)	20	—
USANA Health Sciences (1)	36	3
Youngevity International (1)	22	—
		16
Tobacco 0.1%		
22nd Century Group (1)(2)	291	1
Pyxus International (1)(2)	21	—
Turning Point Brands	20	1
Universal	63	4
Vector Group	282	2
		8
Total Consumer Staples		145
ENERGY 3.6%		
Energy Equipment & Services 1.2%		
Archrock	331	4
C&J Energy Services (1)	172	2
Cactus, Class A (1)	121	4
Diamond Offshore Drilling (1)(2)	163	1
DMC Global (2)	37	2
Dril-Quip (1)	97	5
Era Group (1)	51	—
Exterran (1)	81	1
Forum Energy Technologies (1)	203	1
Frank's International (1)	276	1
FTS International (1)	80	—
Geospace Technologies (1)	35	1
Helix Energy Solutions Group (1)	365	3
Independence Contract Drilling (1)	183	—

Keane Group (1)	135	1
KLX Energy Services Holdings (1)	50	1
Liberty Oilfield Services, Class A (2)	111	2
Mammoth Energy Services	33	—
Matrix Service (1)	66	1
McDermott International (1)(2)	476	5
Nabors Industries	927	3
National Energy Services Reunited (1)	62	1
Natural Gas Services Group (1)	34	1
NCS Multistage Holdings (1)(2)	31	—
Newpark Resources (1)	231	2
Nine Energy Service (1)	37	1
Noble (1)	619	1
Oceaneering International (1)	258	5
Oil States International (1)	154	3
Pacific Drilling (1)	78	1
Parker Drilling (1)	25	1
ProPetro Holding (1)	206	4
RigNet (1)	35	—
RPC	153	1
SEACOR Holdings (1)	46	2
SEACOR Marine Holdings (1)	52	1
Seadrill (1)	154	1
Select Energy Services, Class A (1)	155	2
Smart Sand (1)	61	—
Solaris Oilfield Infrastructure, Class A (2)	79	1
Superior Energy Services (1)	385	1
TETRA Technologies (1)	300	—
Tidewater (1)	99	2
U.S. Silica Holdings (2)	206	3
US Well Services (1)	53	—
		72
Oil, Gas & Consumable Fuels 2.4%		
Abraxas Petroleum (1)	400	—
Altus Midstream, Class A (1)	132	1
Arch Coal, Class A (2)	46	4

Ardmore Shipping (1)	78	1
Berry Petroleum (2)	181	2
Bonanza Creek Energy (1)	47	1
Brigham Minerals, Class A (1)	42	1
California Resources (1)(2)	124	2
Callon Petroleum (1)(2)	598	4
Carrizo Oil & Gas (1)	228	2
Chaparral Energy, Class A (1)	82	—
Clean Energy Fuels (1)	344	1
CNX Resources (1)	511	4
Comstock Resources (1)	40	—
CONSOL Energy (1)	70	2
Contura Energy (1)	50	3
CVR Energy	77	4
Delek US Holdings	212	9
Denbury Resources (1)(2)	1,153	1
DHT Holdings	231	1
Diamond S Shipping (1)	58	1
Dorian LPG (1)	77	1
Earthstone Energy, Class A (1)	55	—
Energy Fuels (1)(2)	219	1
Evolution Petroleum	67	1
Extraction Oil & Gas (1)	263	1
Falcon Minerals (1)	101	1
GasLog	102	1
Golar LNG	246	5
Goodrich Petroleum (1)	22	—
Green Plains	100	1
Gulfport Energy (1)	438	2
Hallador Energy	45	—
Highpoint Resources (1)	273	1
International Seaways (1)	65	1
Isramco (1)	2	—
Jagged Peak Energy (1)(2)	161	1
Laredo Petroleum (1)	465	1
Magnolia Oil & Gas, Class A (1)	266	3

Matador Resources (1)(2)	295	6
Midstates Petroleum (1)	41	—
Montage Resources (1)	56	—
NACCO Industries, Class A	10	1
NextDecade (1)	24	—
Nordic American Tankers	352	1
Northern Oil & Gas (1)(2)	723	1
Oasis Petroleum (1)	834	5
Overseas Shipholding Group, Class A (1)	213	—
Panhandle Oil & Gas, Class A	40	1
Par Pacific Holdings (1)	90	2
PDC Energy (1)	173	6
Peabody Energy	199	5
Penn Virginia (1)(2)	35	1
PrimeEnergy Resources (1)	1	—
QEP Resources (1)	629	5
Renewable Energy Group (1)(2)	93	1
REX American Resources (1)	14	1
Ring Energy (1)	144	—
Roan Resources (1)	94	—
Rosehill Resources (1)(2)	28	—
SandRidge Energy (1)	77	1
Scorpio Tankers	123	4
SemGroup, Class A	198	2
Ship Finance International (2)	214	3
SilverBow Resources (1)	18	—
SM Energy	295	4
Southwestern Energy (1)(2)	1,496	5
SRC Energy (1)	622	3
Talos Energy (1)	51	1
Teekay (2)	161	1
Teekay Tankers, Class A (1)	480	1
Tellurian (1)(2)	244	2
Unit (1)	131	1
Uranium Energy (1)(2)	483	1
W&T Offshore (1)	233	1

Whiting Petroleum (1)	239	4
World Fuel Services	172	6
		141
Total Energy		213
FINANCIALS 15.6%		
Banks 8.5%		
1st Constitution Bancorp	18	—
1st Source	39	2
ACNB	16	1
Allegiance Bancshares (1)	51	2
Amalgamated Bank, Class A	41	1
Amerant Bancorp (1)	51	1
American National Bankshares	27	1
Ameris Bancorp	126	5
Ames National	22	1
Arrow Financial	30	1
Atlantic Capital Bancshares (1)	64	1
Atlantic Union Bankshares	211	7
Banc of California	117	2
BancFirst	52	3
Bancorp (1)	126	1
BancorpSouth Bank	249	7
Bank First	15	1
Bank of Commerce Holdings	43	—
Bank of Marin Bancorp	34	1
Bank of NT Butterfield & Son	142	5
Bank7 (1)	10	—
BankFinancial	34	—
Bankwell Financial Group	16	—
Banner	90	5
Bar Harbor Bankshares	38	1
Baycom (1)	26	1
BCB Bancorp	35	—
Berkshire Hills Bancorp	119	4
Boston Private Financial Holdings	209	3

Bridge Bancorp	42	1
Brookline Bancorp	198	3
Bryn Mawr Bank	50	2
Business First Bancshares	33	1
Byline Bancorp (1)	60	1
C&F Financial	9	—
Cadence BanCorp	332	7
Cambridge Bancorp	11	1
Camden National	39	2
Capital Bancorp (1)(2)	19	—
Capital City Bank Group	36	1
Capstar Financial Holdings	37	1
Carolina Financial	53	2
Carter Bank & Trust (1)	60	1
Cathay General Bancorp	199	7
CBTX	50	1
CenterState Bank	327	8
Central Pacific Financial	72	2
Central Valley Community Bancorp	29	1
Century Bancorp, Class A	7	1
Chemical Financial	186	8
Chemung Financial	9	—
Citizens & Northern	30	1
City Holding	43	3
Civista Bancshares	41	1
CNB Financial	36	1
Coastal Financial (1)	16	—
Codorus Valley Bancorp	24	1
Colony Bankcorp	20	—
Columbia Banking System	190	7
Community Bank System	133	9
Community Bankers Trust	60	1
Community Financial	11	—
Community Trust Bancorp	39	2
ConnectOne Bancorp	87	2
Customers Bancorp (1)	76	2

CVB Financial	355	7
DNB Financial	9	—
Eagle Bancorp	91	5
Enterprise Bancorp	25	1
Enterprise Financial Services	64	3
Equity Bancshares, Class A (1)	39	1
Esquire Financial Holdings (1)	15	—
Evans Bancorp	13	—
Farmers & Merchants Bancorp (2)	26	1
Farmers National Banc	64	1
FB Financial	44	2
Fidelity D&D Bancorp	8	1
Fidelity Southern	55	2
Financial Institutions	38	1
First Bancorp	25	1
First Bancorp North Carolina	75	3
First BanCorp Puerto Rico	561	6
First Bancshares	43	1
First Bank New Jersey	41	—
First Busey	134	4
First Business Financial Services	23	1
First Capital	9	—
First Choice Bancorp	26	1
First Commonwealth Financial	266	4
First Community Bancshares	41	1
First Financial	30	1
First Financial Bancorp	261	6
First Financial Bankshares (2)	338	10
First Financial Northwest	21	—
First Foundation	101	1
First Guaranty Bancshares	11	—
First Internet Bancorp	27	1
First Interstate BancSystem, Class A	97	4
First Merchants	138	5
First Mid-Illinois Bancshares	38	1
First Midwest Bancorp	276	6

First Northwest Bancorp	24	–
First of Long Island	66	1
Flushing Financial	69	2
FNCB Bancorp	45	–
Franklin Financial Network	32	1
Franklin Financial Services	11	–
Fulton Financial	428	7
FVCBankcorp (1)(2)	32	1
German American Bancorp	60	2
Glacier Bancorp	220	9
Great Southern Bancorp	28	2
Great Western Bancorp	152	5
Guaranty Bancshares	19	1
Hancock Whitney	222	9
Hanmi Financial	77	2
HarborOne Bancorp (1)	36	1
Hawthorn Bancshares	15	–
Heartland Financial USA	85	4
Heritage Commerce	109	1
Heritage Financial	94	3
Hilltop Holdings	189	4
Home BancShares	402	8
HomeTrust Bancshares	42	1
Hope Bancorp	328	5
Horizon Bancorp	93	2
Howard Bancorp (1)	35	1
IBERIABANK	141	11
Independent Bank, (MA)	86	7
Independent Bank, (MI)	57	1
Independent Bank Group	94	5
International Bancshares	145	5
Investar Holding	23	1
Investors Bancorp	601	7
Lakeland Bancorp	126	2
Lakeland Financial	63	3
LCNB	34	1

LegacyTexas Financial Group	125	5
Level One Bancorp (2)	15	—
Live Oak Bancshares (2)	64	1
Macatawa Bank	65	1
Mackinac Financial	24	—
Mainstreet Bancshares (1)	19	—
Malvern Bancorp (1)	18	—
MBT Financial	47	—
Mercantile Bank	41	1
Metropolitan Bank Holding (1)	18	1
Mid Penn Bancorp	18	—
Midland States Bancorp	56	1
MidSouth Bancorp	35	—
MidWestOne Financial Group	31	1
MutualFirst Financial	15	1
MVB Financial	21	—
National Bank Holdings, Class A	76	3
National Bankshares	17	1
NBT Bancorp	110	4
Nicolet Bankshares (1)	22	1
Northeast Bank	20	1
Northrim BanCorp	17	1
Norwood Financial	14	—
Oak Valley Bancorp (2)	17	—
OFG Bancorp	131	3
Ohio Valley Banc	11	—
Old Line Bancshares	39	1
Old National Bancorp	456	8
Old Second Bancorp	73	1
Opus Bank	55	1
Origin Bancorp (2)	50	2
Orrstown Financial Services	27	1
Pacific Mercantile Bancorp (1)	53	—
Pacific Premier Bancorp	160	5
Park National	35	3
Parke Bancorp	23	1

PCB Bancorp	30	1
Peapack Gladstone Financial	47	1
Penns Woods Bancorp	11	1
People's Utah Bancorp	39	1
Peoples Bancorp	45	1
Peoples Bancorp of North Carolina	13	—
Peoples Financial Services	17	1
Preferred Bank	35	2
Premier Financial Bancorp	30	—
QCR Holdings	38	1
RBB Bancorp	45	1
Red River Bancshares (1)	2	—
Reliant Bancorp (2)	29	1
Renasant	149	5
Republic Bancorp, Class A	24	1
Republic First Bancorp (1)	110	1
S&T Bancorp	88	3
Sandy Spring Bancorp	90	3
SB One Bancorp	21	—
Seacoast Banking (1)	130	3
Select Bancorp (1)	38	—
ServisFirst Bancshares	123	4
Shore Bancshares	32	1
Sierra Bancorp	36	1
Simmons First National, Class A	236	5
SmartFinancial (1)	33	1
South Plains Financial (1)	9	—
South State	93	7
Southern First Bancshares (1)	18	1
Southern National Bancorp of Virginia	52	1
Southside Bancshares	85	3
Spirit of Texas Bancshares (1)	31	1
Stock Yards Bancorp	54	2
Summit Financial Group	27	1
The Bank of Princeton	14	—
Tompkins Financial	39	3

Towne Bank	174	5
TriCo Bancshares	69	3
TriState Capital Holdings (1)	61	1
Triumph Bancorp (1)	62	2
Trustmark	169	6
UMB Financial	115	8
Union Bankshares	10	–
United Bankshares	255	9
United Community Banks	205	6
Unites Security Bancshares	37	–
Unity Bancorp	19	–
Univest Financial	72	2
Valley National Bancorp	845	9
Veritex Holdings	137	4
Washington Trust Bancorp	38	2
WesBanco	138	5
West Bancorporation	40	1
Westamerica Bancorporation	68	4
		509
Capital Markets 1.3%		
Ares Management, Class A	169	4
Artisan Partners Asset Management, Class A	129	4
Associated Capital Group, Class A (2)	6	–
B. Riley Financial (2)	54	1
Blucora (1)	125	4
Brightsphere Investment Group	202	2
Cohen & Steers	59	3
Cowen (1)(2)	75	1
Diamond Hill Investment Group	8	1
Donnelley Financial Solutions (1)	84	1
Federated Investors, Class B	251	8
Focus Financial Partners, Class A (1)	81	2
GAIN Capital Holdings (2)	69	–
GAMCO Investors, Class A	14	–
Greenhill (2)	49	1
Hamilton Lane, Class A	61	4

Houlihan Lokey	88	4
INTL. FCStone (1)	40	2
Ladenburg Thalmann Financial Services	306	1
Moelis, Class A	122	4
Och-Ziff Capital Management Group, Class A	44	1
Oppenheimer Holdings, Class A	24	1
Piper Jaffray	37	3
PJT Partners, Class A	60	3
Pzena Investment Management, Class A	40	—
Safeguard Scientifics (1)	48	1
Siebert Financial (1)	22	—
Silvercrest Asset Management Group, Class A	19	—
Stifel Financial	179	11
Value Line	2	—
Virtus Investment Partners	17	2
Waddell & Reed Financial, Class A (2)	195	3
Westwood Holdings Group	22	1
WisdomTree Investments	343	2
		75
Consumer Finance 0.6%		
Curo Group Holdings (1)(2)	45	1
Elevate Credit (1)	40	—
Encore Capital Group (1)(2)	79	3
Enova International (1)	84	2
EZCORP, Class A (1)(2)	126	1
FirstCash	112	11
Green Dot, Class A (1)	129	6
LendingClub (1)	855	3
Medallion Financial (1)	54	—
Nelnet, Class A	47	3
PRA Group (1)	116	3
Regional Management (1)	23	1
World Acceptance (1)	18	3
		37

Diversified Financial Services 0.2%		
Banco Latinoamericano De Comercio Exterior	77	1
Cannae Holdings (1)	175	5
FGL Holdings	373	3
GWG Holdings	5	—
Marlin Business Services	23	1
Newstar Financial, CVR (3)	76	—
On Deck Capital (1)	175	1
		11
Insurance 2.0%		
Ambac Financial Group (1)	114	2
American Equity Investment Life Holding	234	6
AMERISAFE	49	3
Argo Group International Holdings	85	6
Citizens (1)	128	1
CNO Financial Group	422	7
Crawford, Class A	43	—
Donegal Group, Class A	23	—
eHealth (1)	57	5
EMC Insurance Group	24	1
Employers Holdings	81	3
Enstar Group (1)	31	5
EverQuote, Class A (1)	22	—
FBL Financial Group, Class A	25	2
FedNat Holding	29	—
Genworth Financial, Class A (1)	1,321	5
Global Indemnity	21	1
Goosehead Insurance, Class A (2)	28	1
Greenlight Capital Re, Class A (1)(2)	75	1
Hallmark Financial Services (1)	33	1
HCI Group	18	1
Health Insurance Innovations, Class A (1)(2)	31	1
Heritage Insurance Holdings	69	1
Horace Mann Educators	108	4
Independence Holding	12	1

Investors Title	4	1
James River Group Holdings	76	4
Kinsale Capital Group	52	5
MBIA (1)	222	2
National General Holdings	177	4
National Western Life Group, Class A	6	2
NI Holdings (1)	24	—
Palomar Holdings (1)	15	—
ProAssurance	139	5
Protective Insurance, Class B	25	—
RLI	104	9
Safety Insurance Group	38	4
Selective Insurance Group	152	11
State Auto Financial	44	2
Stewart Information Services	59	2
Third Point Reinsurance (1)	197	2
Tiptree	64	—
Trupanion (1)(2)	73	3
United Fire Group	55	3
United Insurance Holdings	58	1
Universal Insurance Holdings	79	2
Watford Holdings (1)	53	2
		122
Mortgage Real Estate Investment Trusts 1.1%		
AG Mortgage Investment Trust, REIT	82	1
Anworth Mortgage Asset, REIT	244	1
Apollo Commercial Real Estate Finance, REIT	398	7
Ares Commercial Real Estate, REIT (2)	67	1
Arlington Asset Investment, Class A, REIT (2)	88	1
ARMOUR Residential, REIT (2)	154	3
Blackstone Mortgage Trust, Class A, REIT (2)	329	12
Capstead Mortgage, REIT	231	2
Cherry Hill Mortgage Investment, REIT	41	1
Colony Credit Real Estate, REIT (2)	211	3
Dynex Capital, REIT (2)	61	1
Ellington Financial, REIT	71	1

Exantas Capital, REIT	76	1
Granite Point Mortgage Trust, REIT (2)	138	3
Great Ajax, REIT	40	1
Invesco Mortgage Capital, REIT (2)	337	5
KKR Real Estate Finance Trust, REIT	65	1
Ladder Capital, REIT	267	5
New York Mortgage Trust, REIT	543	3
Orchid Island Capital, REIT	131	1
PennyMac Mortgage Investment Trust, REIT	194	4
Ready Capital, REIT	86	1
Redwood Trust, REIT	261	4
TPG RE Finance Trust, REIT	128	3
Western Asset Mortgage Capital, REIT	119	1
		67
Thrifts & Mortgage Finance 1.9%		
Axos Financial (1)(2)	151	4
Bridgewater Bancshares (1)	67	1
Capitol Federal Financial	342	5
Columbia Financial (1)(2)	137	2
Dime Community Bancshares	81	1
Entegra Financial (1)	18	1
ESSA Bancorp	23	—
Essent Group (1)	251	12
Federal Agricultural Mortgage, Class C	23	2
First Defiance Financial	50	1
Flagstar Bancorp	74	2
FS Bancorp	10	1
Greene County Bancorp	8	—
Hingham Institution for Savings	3	1
Home Bancorp	20	1
HomeStreet (1)	63	2
Kearny Financial	223	3
Luther Burbank	52	1
Merchants Bancorp (2)	40	1
Meridian Bancorp	121	2
Meta Financial Group	95	3

MMA Capital Holdings (1)	13	–
Mr Cooper Group (1)	197	1
NMI Holdings, Class A (1)	170	5
Northfield Bancorp	109	2
Northwest Bancshares	268	5
OceanFirst Financial	130	3
Ocwen Financial (1)	352	1
OP Bancorp	37	–
Oritani Financial	106	2
PCSB Financial	42	1
PDL Community Bancorp (1)(2)	22	–
PennyMac Financial Services	65	1
Provident Bancorp (1)	12	–
Provident Financial Holdings	15	–
Provident Financial Services	161	4
Prudential Bancorp	23	–
Radian Group	552	12
Riverview Bancorp	54	–
Southern Missouri Bancorp	19	1
Sterling Bancorp	57	1
Territorial Bancorp	21	1
Timberland Bancorp	17	1
TrustCo Bank	245	2
United Community Financial	122	1
United Financial Bancorp	127	2
Walker & Dunlop	72	4
Washington Federal	211	7
Waterstone Financial	64	1
Western New England Bancorp	70	1
WSFS Financial	137	5
		110
Total Financials		931

HEALTH CARE 15.1%

Biotechnology 7.1%

Abeona Therapeutics (1)(2)	78	–

ACADIA Pharmaceuticals (1)(2)	287	8
Acceleron Pharma (1)	117	5
Achillion Pharmaceuticals (1)	328	1
Acorda Therapeutics (1)	109	1
Adamas Pharmaceuticals (1)(2)	55	—
ADMA Biologics (1)(2)	71	—
Aduro Biotech (1)	178	—
Adverum Biotechnologies (1)	137	2
Aeglea Biotherapeutics (1)	61	—
Affimed (1)	158	—
Agenus (1)(2)	272	1
AgeX Therapeutics (1)(2)	53	—
Aimmune Therapeutics (1)(2)	113	2
Akcea Therapeutics (1)(2)	32	1
Akebia Therapeutics (1)(2)	306	2
Albireo Pharma (1)	27	1
Alder Biopharmaceuticals (1)(2)	188	2
Aldeyra Therapeutics (1)(2)	53	—
Alector (1)(2)	28	1
Allakos (1)(2)	46	2
Allogene Therapeutics (1)(2)	108	3
AMAG Pharmaceuticals (1)(2)	86	1
Amicus Therapeutics (1)	603	8
AnaptysBio (1)	64	4
Anavex Life Sciences (1)	113	—
Anika Therapeutics (1)	36	1
Apellis Pharmaceuticals (1)	125	3
Arcus Biosciences (1)(2)	81	1
Ardelyx (1)	111	—
Arena Pharmaceuticals (1)	130	8
ArQule (1)(2)	272	3
Array BioPharma (1)(2)	581	27
Arrowhead Pharmaceuticals (1)(2)	243	6
Assembly Biosciences (1)	58	1
Atara Biotherapeutics (1)(2)	114	2
Athenex (1)	153	3

Athersys (1)(2)	284	1
Audentes Therapeutics (1)	114	4
Avid Bioservices (1)	127	1
Avrobio (1)	41	1
Axcella Health (1)	4	—
Beyondspring (1)	28	1
BioCryst Pharmaceuticals (1)(2)	274	1
Biohaven Pharmaceutical Holding (1)(2)	86	4
BioSpecifics Technologies (1)	16	1
BioTime (1)(2)	300	—
Bioxcel Therapeutics (1)	16	—
Blueprint Medicines (1)(2)	128	12
Calithera Biosciences (1)	86	—
Calyxt (1)(2)	24	—
Cara Therapeutics (1)(2)	88	2
CareDX (1)(2)	112	4
CASI Pharmaceuticals (1)(2)	125	—
Catalyst Pharmaceuticals (1)(2)	242	1
CEL-SCI (1)	69	1
Celcuity (1)	15	—
Cellular Biomedicine Group (1)(2)	29	1
Checkpoint Therapeutics (1)	61	—
ChemoCentryx (1)	105	1
Chimerix (1)	118	1
Clovis Oncology (1)(2)	125	2
Coherus Biosciences (1)	162	4
Concert Pharmaceuticals (1)	57	1
Constellation Pharmaceuticals (1)(2)	40	1
Corbus Pharmaceuticals Holdings (1)(2)	155	1
Cortexyme (1)	8	—
Crinetics Pharmaceuticals (1)	29	1
Cue Biopharma (1)(2)	44	—
Cyclerion Therapeutics (1)	61	1
Cymabay Therapeutics (1)	176	1
Cytokinetics (1)(2)	143	2
CytomX Therapeutics (1)	112	1

Deciphera Pharmaceuticals (1)(2)	36	1
Denali Therapeutics (1)(2)	123	3
Dicerna Pharmaceuticals (1)(2)	144	2
Dynavax Technologies (1)(2)	160	1
Eagle Pharmaceuticals (1)(2)	27	2
Editas Medicine (1)(2)	129	3
Eidos Therapeutics (1)	41	1
Eiger BioPharmaceuticals (1)	62	1
Emergent BioSolutions (1)	118	6
Enanta Pharmaceuticals (1)	45	4
Enochian Biosciences (1)	11	—
Epizyme (1)(2)	202	3
Esperion Therapeutics (1)(2)	65	3
Evelo Biosciences (1)(2)	41	—
Fate Therapeutics (1)(2)	155	3
FibroGen (1)(2)	202	9
Five Prime Therapeutics (1)	84	1
Flexion Therapeutics (1)(2)	84	1
Forty Seven (1)	42	—
G1 Therapeutics (1)(2)	92	3
Galectin Therapeutics (1)	85	—
Genomic Health (1)	70	4
Geron (1)(2)	500	1
Global Blood Therapeutics (1)(2)	142	8
GlycoMimetics (1)	90	1
Gossamer Bio (1)	52	1
Gritstone Oncology (1)(2)	65	1
GTx, CVR (1)(3)	1	—
Halozyme Therapeutics (1)	373	6
Harpoon Therapeutics (1)	15	—
Heron Therapeutics (1)(2)	190	4
Homology Medicines (1)	66	1
Hookipa Pharma (1)	5	—
ImmunoGen (1)	360	1
Immunomedics (1)(2)	454	6
Inovio Pharmaceuticals (1)(2)	200	1

Insmed (1)(2)	201	5
Intellia Therapeutics (1)(2)	93	2
Intercept Pharmaceuticals (1)(2)	65	5
Intrexon (1)(2)	185	1
Invitae (1)(2)	225	5
Iovance Biotherapeutics (1)(2)	302	7
Ironwood Pharmaceuticals (1)(2)	400	4
Jounce Therapeutics (1)	34	—
Kadmon Holdings (1)(2)	339	1
KalVista Pharmaceuticals (1)	31	1
Karyopharm Therapeutics (1)(2)	148	1
Kezar Life Sciences (1)(2)	32	—
Kindred Biosciences (1)	90	1
Kiniksa Pharmaceuticals, Class A (1)	36	1
Kodiak Sciences (1)	65	1
Krystal Biotech (1)	23	1
Kura Oncology (1)	75	2
La Jolla Pharmaceutical (1)	54	1
Lexicon Pharmaceuticals (1)(2)	108	1
Ligand Pharmaceuticals (1)(2)	53	6
LogicBio Therapeutics (1)	20	—
MacroGenics (1)	123	2
Madrigal Pharmaceuticals (1)(2)	21	2
Magenta Therapeutics (1)	51	1
MannKind (1)(2)	487	1
Marker Therapeutics (1)	71	1
Medicines (1)(2)	183	7
MediciNova (1)(2)	102	1
MEI Pharma (1)	179	—
MeiraGTx Holdings (1)(2)	40	1
Mersana Therapeutics (1)	95	—
Millendo Therapeutics (1)	25	—
Minerva Neurosciences (1)	79	—
Mirati Therapeutics (1)(2)	65	7
Molecular Templates (1)	40	—
Momenta Pharmaceuticals (1)	264	3

Mustang Bio (1)(2)	72	—
Myriad Genetics (1)	184	5
Natera (1)(2)	144	4
Neon Therapeutics (1)	37	—
Nextcure (1)	8	—
Novavax (1)(2)	60	—
Oncocyte (1)	57	—
OPKO Health (1)(2)	874	2
Organogenesis Holdings (1)	28	—
Palatin Technologies (1)(2)	497	1
PDL BioPharma (1)	360	1
Pfenex (1)	68	—
PhaseBio Pharmaceuticals (1)	36	1
Pieris Pharmaceuticals (1)	196	1
PolarityTE (1)(2)	25	—
Portola Pharmaceuticals (1)(2)	173	5
Precision Biosciences (1)	24	—
Principia Biopharma (1)(2)	38	1
Progenics Pharmaceuticals (1)	210	1
Protagonist Therapeutics (1)	40	1
Prothena (1)	101	1
PTC Therapeutics (1)	149	7
Puma Biotechnology (1)(2)	79	1
Ra Pharmaceuticals (1)	82	3
Radius Health (1)(2)	116	3
Recro Pharma (1)(2)	48	1
REGENXBIO (1)(2)	86	4
Repligen (1)	123	11
Replimune Group (1)(2)	30	—
Retrophin (1)	105	2
Rhythm Pharmaceuticals (1)	61	1
Rigel Pharmaceuticals (1)	421	1
Rocket Pharmaceuticals (1)(2)	77	1
Rubius Therapeutics (1)(2)	93	2
Sangamo Therapeutics (1)(2)	296	3
Savara (1)	72	—

Scholar Rock Holding (1)(2)	38	1
Seres Therapeutics (1)(2)	50	—
Solid Biosciences (1)(2)	31	—
Sorrento Therapeutics (1)(2)	274	1
Spark Therapeutics (1)(2)	90	9
Spectrum Pharmaceuticals (1)	287	3
Spero Therapeutics (1)	26	—
Stemline Therapeutics (1)	104	2
Sutro Biopharma (1)	30	—
Syndax Pharmaceuticals (1)	48	—
Synlogic (1)	45	—
Synthorx (1)(2)	19	—
Syros Pharmaceuticals (1)	89	1
TCR2 Therapeutics (1)	5	—
TG Therapeutics (1)(2)	208	2
Tobira Therapeutics, CVR (3)	25	—
Tocagen (1)	48	—
Translate Bio (1)(2)	75	1
TransMedics Group (1)	17	1
Tricida (1)(2)	56	2
Twist Bioscience (1)(2)	56	2
Tyme Technologies (1)(2)	283	—
Ultragenyx Pharmaceutical (1)(2)	145	9
UNITY Biotechnology (1)(2)	72	1
UroGen Pharma (1)	49	2
Vanda Pharmaceuticals (1)(2)	134	2
VBI Vaccines (1)	221	—
Veracyte (1)(2)	121	3
Vericel (1)(2)	112	2
Viking Therapeutics (1)	174	1
Voyager Therapeutics (1)(2)	62	2
X4 Pharmaceuticals (1)	17	—
XBiotech (1)	44	—
Xencor (1)	122	5
Y-mAbs Therapeutics (1)(2)	56	1

ZIOPHARM Oncology (1)(2)	414	2
		425
Health Care Equipment & Supplies 3.4%		
Accuray (1)	210	1
Alphatec Holdings (1)	78	—
AngioDynamics (1)	91	2
Antares Pharma (1)(2)	416	1
Apyx Medical (1)	88	1
AtriCure (1)	95	3
Atrion	4	3
Avanos Medical (1)	122	5
Avedro (1)	13	—
Axogen (1)(2)	85	2
Axonics Modulation Technologies (1)(2)	43	2
BioLife Solutions (1)	18	—
BioSig Technologies (1)	41	—
Cardiovascular Systems (1)	94	4
Cerus (1)	333	2
Conformis (1)	168	1
CONMED	71	6
Corindus Vascular Robotics (1)	241	1
CryoLife (1)	94	3
CryoPort (1)(2)	69	1
Cutera (1)	32	1
CytoSorbents (1)(2)	75	1
ElectroCore (1)(2)	22	—
GenMark Diagnostics (1)(2)	131	1
Glaukos (1)(2)	92	7
Globus Medical, Class A (1)	197	8
Haemonetics (1)	134	16
Heska (1)	18	2
Inogen (1)	47	3
Inspire Medical Systems (1)	37	2
Integer Holdings (1)	86	7
IntriCon (1)(2)	18	—
Invacare	83	—

iRadimed (1)(2)	10	—
iRhythm Technologies (1)	64	5
Lantheus Holdings (1)	98	3
LeMaitre Vascular	40	1
LivaNova (1)	127	9
Meridian Bioscience	104	1
Merit Medical Systems (1)	139	8
Mesa Laboratories (2)	9	2
Misonix (1)	19	1
Natus Medical (1)	86	2
Neogen (1)	133	8
Nevro (1)	77	5
Novocure (1)(2)	221	14
NuVasive (1)	134	8
OraSure Technologies (1)	158	2
Orthofix Medical (1)	47	3
OrthoPediatrics (1)(2)	23	1
Pulse Biosciences (1)(2)	26	—
Quidel (1)	91	5
Rockwell Medical (1)	144	1
RTI Surgical (1)	143	1
SeaSpine Holdings (1)	40	1
Senseonics Holdings (1)(2)	276	1
Shockwave Medical (1)	17	1
SI-BONE (1)	47	1
Sientra (1)	58	—
Silk Road Medical (1)	18	1
Soliton (1)	6	—
STAAR Surgical (1)	114	3
Surmodics (1)	33	1
Tactile Systems Technology (1)(2)	47	3
Tandem Diabetes Care (1)	144	9
TransEnterix (1)(2)	461	1
Utah Medical Products	9	1
Vapotherm (1)(2)	13	—
Varex Imaging (1)	96	3

ViewRay (1)(2)	176	2
Wright Medical Group (1)	327	10
Zynex	41	—
		204

Health Care Providers & Services 1.7%

Addus HomeCare (1)	27	2
Amedisys (1)	82	10
American Renal Associates Holdings (1)	49	—
AMN Healthcare Services (1)	120	7
Apollo Medical Holdings (1)(2)	14	—
Avalon GloboCare (1)	57	—
BioScrip (1)(2)	300	1
BioTelemetry (1)	86	4
Brookdale Senior Living (1)	469	3
Catasys (1)	19	—
Community Health Systems (1)(2)	215	1
CorVel (1)	23	2
Cross Country Healthcare (1)	89	1
Diplomat Pharmacy (1)(2)	142	1
Ensign Group	131	7
Enzo Biochem (1)	109	—
Genesis Healthcare (1)	268	—
Hanger (1)	95	2
HealthEquity (1)	160	10
Joint Corp/the (1)	34	1
LHC Group (1)	78	9
Magellan Health (1)	62	5
National HealthCare	32	3
National Research, Class A	31	2
Neuronetics (1)(2)	32	—
Owens & Minor	153	—
Patterson (2)	218	5
PetIQ (1)(2)	51	2
Providence Service (1)	30	2
R1 RCM (1)	258	3
RadNet (1)	106	1

Select Medical Holdings (1)	287	5
Surgery Partners (1)	65	1
Tenet Healthcare (1)	268	6
Tivity Health (1)(2)	120	2
Triple-S Management, Class B (1)	56	1
U.S. Physical Therapy	33	4
		103
Health Care Technology 0.9%		
Allscripts Healthcare Solutions (1)	443	5
Castlight Health, Class B (1)	262	1
Computer Programs & Systems	34	1
Evolent Health, Class A (1)	186	1
HealthStream (1)	66	2
HMS Holdings (1)	224	7
Inovalon Holdings, Class A (1)(2)	181	3
NextGen Healthcare (1)	147	3
Omnicell (1)	106	9
OptimizeRx (1)	32	1
Simulations Plus	31	1
Tabula Rasa HealthCare (1)(2)	50	2
Teladoc Health (1)(2)	186	12
Vocera Communications (1)(2)	81	3
		51
Life Sciences Tools & Services 0.6%		
Accelerate Diagnostics (1)(2)	70	2
Cambrex (1)	88	4
ChromaDex (1)(2)	97	—
Codexis (1)(2)	137	3
Fluidigm (1)(2)	180	2
Luminex	108	2
Medpace Holdings (1)	73	5
NanoString Technologies (1)	86	3
NeoGenomics (1)	236	5
Pacific Biosciences of California (1)(2)	366	2
Quanterix (1)(2)	24	1

Syneos Health (1)	162	8
		37
Pharmaceuticals 1.4%		
AcelRx Pharmaceuticals (1)	206	1
Acer Therapeutics (1)	13	—
Aclaris Therapeutics (1)(2)	92	—
Aerie Pharmaceuticals (1)(2)	110	3
Akorn (1)	234	1
Amneal Pharmaceuticals (1)	241	2
Amphastar Pharmaceuticals (1)	93	2
ANI Pharmaceuticals (1)	24	2
Aratana Therapeutics (1)	110	1
Arvinas (1)	50	1
Assertio Therapeutics (1)	148	1
Axsome therapeutics (1)	64	2
BioDelivery Sciences International (1)	214	1
Cerecor (1)	56	—
Chiasma (1)	68	1
Collegium Pharmaceutical (1)	83	1
Corcept Therapeutics (1)(2)	245	3
Corium International, CVR (1)	66	—
CorMedix (1)	62	1
Dermira (1)(2)	120	1
Dova Pharmaceuticals (1)	32	—
Eloxx Pharmaceuticals (1)(2)	58	1
Endo International (1)	572	2
Evofem Biosciences (1)	37	—
Evolus (1)(2)	30	—
EyePoint Pharmaceuticals (1)	163	—
Innoviva (1)	173	3
Intersect ENT (1)	79	2
Intra-Cellular Therapies (1)	112	1
Kala Pharmaceuticals (1)	59	—
Kaleido Biosciences (1)	13	—
Lannett (1)(2)	77	—
Liquidia Technologies (1)	40	—

Mallinckrodt (1)(2)	216	2
Marinus Pharmaceuticals (1)	120	1
Menlo Therapeutics (1)	36	—
MyoKardia (1)	117	6
NGM Biopharmaceuticals (1)	18	—
Ocular Therapeutix (1)	90	—
Odonate Therapeutics (1)(2)	20	1
Omeros (1)(2)	118	2
Optinose (1)(2)	64	—
Osmotica Pharmaceuticals (1)	28	—
Pacira BioSciences (1)	105	5
Paratek Pharmaceuticals (1)(2)	76	—
Phibro Animal Health, Class A	50	2
Prestige Consumer Healthcare (1)	134	4
Reata Pharmaceuticals, Class A (1)(2)	52	5
resTORbio (1)	41	—
Revance Therapeutics (1)(2)	115	2
SIGA Technologies (1)(2)	130	1
Strongbridge Biopharma (1)	95	—
Supernus Pharmaceuticals (1)	127	4
TherapeuticsMD (1)(2)	502	1
Theravance Biopharma (1)(2)	115	2
Turning Point Therapeutics (1)	17	1
Verrica Pharmaceuticals (1)(2)	27	—
WaVe Life Sciences (1)	58	2
Xeris Pharmaceuticals (1)(2)	70	1
Zogenix (1)(2)	111	5
Zynerba Pharmaceuticals (1)	55	1
		81
Total Health Care		901

INDUSTRIALS & BUSINESS SERVICES 13.7%

Aerospace & Defense 1.0%

AAR	85	3
Aerojet Rocketdyne Holdings (1)(2)	191	9
AeroVironment (1)	56	3

Astronics (1)	63	3
Axon Enterprise (1)(2)	152	10
Cubic	83	5
Ducommun (1)	27	1
Maxar Technologies (2)	154	1
Mercury Systems (1)	142	10
Moog, Class A	83	8
National Presto Industries (2)	13	1
Triumph Group	127	3
Vectrus (1)	30	1
Wesco Aircraft Holdings (1)	136	2
		60
Air Freight & Logistics 0.3%		
Air Transport Services Group (1)	152	4
Atlas Air Worldwide Holdings (1)	60	3
Echo Global Logistics (1)	70	1
Forward Air	74	4
Hub Group, Class A (1)	85	3
Radiant Logistics (1)	100	1
		16
Airlines 0.4%		
Allegiant Travel	35	5
Hawaiian Holdings	126	3
Mesa Air Group (1)	59	1
SkyWest	130	8
Spirit Airlines (1)	180	9
		26
Building Products 1.2%		
AAON	106	5
Advanced Drainage Systems	95	3
American Woodmark (1)	39	3
Apogee Enterprises	70	3
Armstrong Flooring (1)	53	1
Builders FirstSource (1)	293	5
Caesarstone (2)	57	1

Continental Building Products (1)	93	2
Cornerstone Building Brands (1)	107	1
CSW Industrials	39	3
Gibraltar Industries (1)	83	3
Griffon	98	2
Insteel Industries	46	1
JELD-WEN Holding (1)	173	4
Masonite International (1)	69	3
Patrick Industries (1)	60	3
PGT Innovations (1)	143	2
Quanex Building Products	90	2
Simpson Manufacturing	116	8
Trex (1)(2)	153	11
Universal Forest Products	155	6
		72
Commercial Services & Supplies 2.3%		
ABM Industries	173	7
ACCO Brands	260	2
Advanced Disposal Services (1)	189	6
Brady, Class A	124	6
BrightView Holdings (1)	81	1
Brink's	130	11
Casella Waste Systems, Class A (1)	115	5
CECO Environmental (1)	80	1
Charah Solutions (1)	19	—
Cimpress (1)(2)	57	5
CompX International	4	—
Covanta Holding	313	6
Deluxe	120	5
Ennis	66	1
Healthcare Services Group (2)	192	6
Heritage-Crystal Clean (1)	38	1
Herman Miller	153	7
HNI	111	4
Interface	152	2
Kimball International, Class B	91	2

Knoll	126	3
LSC Communications (2)	82	—
Matthews International, Class A	78	3
McGrath RentCorp	63	4
Mobile Mini	116	3
MSA Safety	92	10
Multi-Color	37	2
NL Industries (1)	23	—
NRC Group Holdings (1)	27	—
PICO Holdings (1)	51	1
Pitney Bowes	472	2
Quad/Graphics (2)	78	1
RR Donnelley & Sons	177	—
SP Plus (1)	57	2
Steelcase, Class A	226	4
Team (1)	74	1
Tetra Tech	142	11
UniFirst	40	7
US Ecology	57	3
Viad	51	3
VSE	22	1
		139
Construction & Engineering 1.0%		
Aegion (1)	80	1
Ameresco, Class A (1)	56	1
Arcosa	128	5
Argan	37	2
Comfort Systems USA	95	5
Concrete Pumping Holdings (1)	29	—
Construction Partners, Class A (1)	32	—
Dycom Industries (1)	78	5
EMCOR Group	146	13
Granite Construction	122	6
Great Lakes Dredge & Dock (1)	164	2
IES Holdings (1)	22	—
MasTec (1)	163	8

MYR Group (1)	41	2
Northwest Pipe (1)	24	1
NV5 Global (1)	27	2
Primoris Services	114	2
Sterling Construction (1)	67	1
Tutor Perini (1)(2)	103	1
WillScot (1)	135	2
		59
Electrical Equipment 0.8%		
Allied Motion Technologies	17	1
American Superconductor (1)	55	1
Atkore International Group (1)	119	3
AZZ	67	3
Babcock & Wilcox Enterprises, Rights (1)	86	—
Bloom Energy, Class A (1)	145	2
Encore Wire	53	3
Energous (1)(2)	63	—
EnerSys	113	8
Generac Holdings (1)	159	11
Plug Power (1)(2)	605	1
Powell Industries	22	1
Preformed Line Products	8	—
Sunrun (1)(2)	295	6
Thermon Group Holdings (1)	82	2
TPI Composites (1)(2)	75	2
Vicor (1)	45	1
Vivint Solar (1)(2)	113	1
		46
Industrial Conglomerates 0.1%		
Raven Industries	92	3
		3
Machinery 3.5%		
Actuant, Class A	153	4
Alamo Group	26	3
Albany International, Class A	75	6

Altra Industrial Motion	168	6
Astec Industries	57	2
Barnes Group	124	7
Blue Bird (1)	39	1
Briggs & Stratton	104	1
Chart Industries (1)	93	7
CIRCOR International (1)	51	2
Columbus McKinnon	59	2
Commercial Vehicle Group (1)	71	1
Douglas Dynamics	58	2
Eastern	14	—
Energy Recovery (1)(2)	97	1
EnPro Industries	54	3
ESCO Technologies	67	6
Evoqua Water Technologies (1)	190	3
Federal Signal	154	4
Franklin Electric	120	6
GenCor Industries (1)	21	—
Gorman-Rupp	44	1
Graham	24	—
Greenbrier	82	2
Harsco (1)	207	6
Helios Technologies	77	4
Hillenbrand	160	6
Hurco	16	1
Hyster-Yale Materials Handling	26	1
John Bean Technologies	82	10
Kadant	29	3
Kennametal	214	8
LB Foster, Class A (1)	25	1
Lindsay (2)	28	2
Luxfer Holdings	72	2
Lydall (1)	42	1
Manitowoc (1)	89	2
Meritor (1)	214	5
Milacron Holdings (1)	174	2

Miller Industries	28	1
Mueller Industries	144	4
Mueller Water Products, Class A	403	4
Navistar International (1)	129	4
NN (2)	106	1
Omega Flex	7	1
Park-Ohio Holdings	22	1
Proto Labs (1)	70	8
RBC Bearings (1)	63	10
REV Group (2)	75	1
Rexnord (1)	273	8
Spartan Motors	92	1
SPX (1)	112	4
SPX FLOW (1)	108	5
Standex International	32	2
Tennant	46	3
Terex	167	5
Titan International	126	1
TriMas (1)	115	4
Twin Disc (1)	24	—
Wabash National	142	2
Watts Water Technologies, Class A	72	7
Welbilt (1)	341	6
		207
Marine 0.1%		
Costamare	122	1
Eagle Bulk Shipping (1)	121	1
Genco Shipping & Trading (1)	37	—
Matson	111	4
Safe Bulkers (1)	135	—
Scorpio Bulkers	146	1
		7
Professional Services 1.4%		
Acacia Research (1)	121	—
ASGN (1)	133	8

Barrett Business Services	18	2
BG Staffing	24	1
CBIZ (1)	129	3
CRA International	20	1
Exponent	135	8
Forrester Research	26	1
Franklin Covey (1)	25	1
FTI Consulting (1)	98	8
GP Strategies (1)	31	1
Heidrick & Struggles International	47	1
Huron Consulting Group (1)	58	3
ICF International	47	3
InnerWorkings (1)	108	—
Insperity	101	12
Kelly Services, Class A	85	2
Kforce	58	2
Korn/Ferry International	147	6
Mistras Group (1)	47	1
Navigant Consulting	113	3
Resources Connection	75	1
TriNet Group (1)	116	8
TrueBlue (1)	101	2
Upwork (1)(2)	147	2
WageWorks (1)	103	5
Willdan Group (1)	25	1
		86

Road & Rail 0.4%

ArcBest	64	2
Avis Budget Group (1)	167	6
Covenant Transportation Group, Class A (1)	33	1
Daseke (1)(2)	110	—
Heartland Express	117	2
Hertz Global Holdings (1)(2)	167	3
Hertz Global Holdings, Rights (1)(2)	138	—
Marten Transport	98	2
PAM Transportation Services (1)	5	—

Roadrunner Transportation Systems (1)	9	—
Saia (1)	67	4
Universal Logistics Holdings	23	1
US Xpress Enterprises, Class A (1)(2)	53	—
Werner Enterprises	120	4
YRC Worldwide (1)(2)	83	—
		25
Trading Companies & Distributors 1.2%		
Aircastle	140	3
Applied Industrial Technologies	100	6
Beacon Roofing Supply (1)	176	6
BlueLinx Holdings (1)	24	—
BMC Stock Holdings (1)	169	4
CAI International (1)	43	1
DXP Enterprises (1)	40	1
EVI Industries (2)	12	—
Foundation Building Materials (1)	37	1
GATX	95	8
General Finance (1)	24	—
GMS (1)	82	2
H&E Equipment Services	82	2
Herc Holdings (1)	62	3
Kaman	72	5
Lawson Products (1)	17	1
MRC Global (1)	211	4
NOW (1)	279	4
Rush Enterprises, Class A	78	3
Rush Enterprises, Class B	10	—
SiteOne Landscape Supply (1)(2)	106	7
Systemax	32	1
Textainer Group Holdings (1)	71	1
Titan Machinery (1)	49	1
Transcat (1)	18	—
Triton International	148	5
Veritiv (1)	34	1

Willis Lease Finance (1)	8	—
		70
Total Industrials & Business Services		816
INFORMATION TECHNOLOGY 11.7%		
Communications Equipment 1.0%		
Acacia Communications (1)	97	4
ADTRAN	120	2
Aerohive Networks (1)	113	1
Applied Optoelectronics (1)(2)	47	—
CalAmp (1)	86	1
Calix (1)	115	1
Casa Systems (1)	85	1
Clearfield (1)	32	—
Comtech Telecommunications	58	2
DASAN Zhone Solutions (1)	15	—
Digi International (1)	67	1
Extreme Networks (1)	298	2
Finisar (1)	306	7
Harmonic (1)	217	1
Infinera (1)(2)	452	1
Inseego (1)	117	1
InterDigital	87	6
KVH Industries (1)	42	—
Lumentum Holdings (1)	200	11
NETGEAR (1)	78	2
NetScout Systems (1)	199	5
Plantronics	87	3
Ribbon Communications (1)	150	1
Tessco Technologies	16	—
Viavi Solutions (1)	601	8
		61
Electronic Equipment, Instruments & Components 2.2%		
Airgain (1)	24	—
Akoustis Technologies (1)	66	—
Anixter International (1)	78	5

Arlo Technologies (1)	184	1
AVX	117	2
Badger Meter	74	4
Bel Fuse, Class B	26	—
Belden	102	6
Benchmark Electronics	117	3
Coda Octopus Group (1)	12	—
Control4 (1)	67	2
CTS	82	2
Daktronics	90	1
ePlus (1)	34	2
Fabrinet (1)	94	5
FARO Technologies (1)	44	2
Fitbit, Class A (1)(2)	572	2
II-VI (1)(2)	163	6
Insight Enterprises (1)	92	5
Iteris (1)	66	—
Itron (1)	89	6
KEMET	147	3
Kimball Electronics (1)	65	1
Knowles (1)	222	4
Methode Electronics	94	3
MTS Systems	46	3
Napco Security Technologies (1)	30	1
nLight (1)(2)	89	2
Novanta (1)	87	8
OSI Systems (1)	44	5
PAR Technology (1)(2)	29	1
Park Electrochemical	48	1
PC Connection	30	1
PCM (1)	25	1
Plexus (1)	80	5
Rogers (1)	49	8
Sanmina (1)	176	5
ScanSource (1)	66	2
Tech Data (1)	96	10

TTM Technologies (1)	254	3
Vishay Intertechnology	350	6
Vishay Precision Group (1)	26	1
Wrap Technologies (1)	20	—
		128
IT Services 2.1%		
Brightcove (1)	96	1
Carbonite (1)	86	2
Cardtronics, Class A (1)	100	3
Cass Information Systems	39	2
Conduent (1)	455	4
CSG Systems International	85	4
Endurance International Group Holdings (1)	176	1
EVERTEC	158	5
Evo Payments, Class A (1)(2)	82	3
Exela Technologies (1)	119	—
ExlService Holdings (1)	86	6
GTT Communications (1)(2)	106	2
Hackett Group	60	1
I3 Verticals, Class A (1)	23	1
Information Services Group (1)	86	—
International Money Express (1)	34	1
KBR	374	9
Kratos Defense & Security Solutions (1)	235	5
Limelight Networks (1)	288	1
LiveRamp Holdings (1)	178	9
ManTech International, Class A	69	5
MAXIMUS	165	12
NIC	169	3
Parsons (1)	49	2
Paysign (1)	78	1
Perficient (1)	86	3
Perspecta	367	9
Presidio	120	2
PRGX Global (1)	53	—
Priority Technology Holdings (1)	17	—

Science Applications International	154	13
Startek (1)	43	—
Sykes Enterprises (1)	99	3
TTEC Holdings	36	2
Tucows, Class A (1)(2)	24	1
Unisys (1)(2)	127	1
USA Technologies (1)(2)	149	1
Verra Mobility (1)	259	3
Virtusa (1)	75	3
		124

Semiconductors & Semiconductor Equipment 2.0%

Adesto Technologies (1)(2)	63	1
Advanced Energy Industries (1)	100	6
Alpha & Omega Semiconductor (1)	50	—
Ambarella (1)	84	4
Amkor Technology (1)	257	2
Aquantia (1)	72	1
Axcelis Technologies (1)	81	1
AXT (1)	104	—
Brooks Automation	184	7
Cabot Microelectronics	75	8
CEVA (1)	55	1
Cirrus Logic (1)	157	7
Cohu	99	2
Diodes (1)	106	4
DSP Group (1)	57	1
Enphase Energy (1)(2)	236	4
FormFactor (1)	192	3
GSI Technology (1)	40	—
Ichor Holdings (1)	60	1
Impinj (1)(2)	41	1
Inphi (1)	117	6
Lattice Semiconductor (1)	331	5
MACOM Technology Solutions Holdings (1)(2)	114	2
MaxLinear (1)(2)	170	4
Nanometrics (1)	60	2

NeoPhotonics (1)	88	–
NVE	12	1
PDF Solutions (1)	75	1
Photronics (1)	170	1
Power Integrations	74	6
Rambus (1)	294	4
Rudolph Technologies (1)	79	2
Semtech (1)	171	8
Silicon Laboratories (1)	112	12
SMART Global Holdings (1)(2)	32	1
SunPower (1)(2)	162	2
Synaptics (1)	91	3
Ultra Clean Holdings (1)	100	1
Veeco Instruments (1)	121	1
Xperi	128	3
		119
Software 4.1%		
8x8 (1)(2)	246	6
A10 Networks (1)	145	1
ACI Worldwide (1)	291	10
Agilysys (1)	49	1
Alarm.com Holdings (1)	95	5
Altair Engineering, Class A (1)	100	4
Amber Road (1)	59	1
American Software, Class A	72	1
Appfolio, Class A (1)	40	4
Appian (1)	82	3
Avaya Holdings (1)	296	3
Benefitfocus (1)(2)	77	2
Blackbaud	128	11
Blackline (1)	111	6
Bottomline Technologies (1)	111	5
Box, Class A (1)(2)	373	7
Carbon Black (1)	154	3
ChannelAdvisor (1)	65	1
Cision (1)	240	3

Cloudera (1)(2)	615	3
CommVault Systems (1)	101	5
Cornerstone OnDemand (1)	146	8
Digimarc (1)	28	1
Digital Turbine (1)	203	1
Domo, Class B (1)(2)	45	1
Ebix (2)	61	3
eGain (1)	44	—
Envestnet (1)	124	8
Everbridge (1)(2)	85	8
Five9 (1)(2)	152	8
ForeScout Technologies (1)	105	3
GTY Technology Holdings (1)	79	1
Ideanomics (1)	134	—
Instructure (1)(2)	87	4
Intelligent Systems (1)	18	1
j2 Global (2)	121	11
LivePerson (1)(2)	164	5
Majesco (1)	16	—
MicroStrategy, Class A (1)	22	3
Mitek Systems (1)	92	1
MobileIron (1)	250	1
Model N (1)	84	2
Monotype Imaging Holdings	104	2
Onespan (1)	84	1
Phunware (1)	11	—
Progress Software	116	5
PROS Holdings (1)	85	5
Q2 Holdings (1)	104	8
QAD, Class A	28	1
Qualys (1)	89	8
Rapid7 (1)	126	7
Rimini Street (1)	54	—
Sailpoint Technologies Holding (1)	226	4
SecureWorks, Class A (1)(2)	27	—
Sharpspring (1)	23	—

ShotSpotter (1)(2)	20	1
SPS Commerce (1)	47	5
SVMK (1)(2)	225	4
Synchronoss Technologies (1)	101	1
Telaria (1)	110	1
Telenav (1)	78	1
Tenable Holdings (1)(2)	103	3
TiVo	315	2
Upland Software (1)	58	3
Varonis Systems (1)	76	5
Verint Systems (1)	170	9
VirnetX Holding (1)(2)	149	1
Workiva (1)	92	5
Yext (1)(2)	240	5
Zix (1)	131	1
Zuora, Class A (1)	224	3
		246
Technology Hardware, Storage & Peripherals 0.3%		
3D Systems (1)(2)	292	2
AstroNova	18	—
Avid Technology (1)	69	1
Cray (1)	107	4
Diebold Nixdorf (1)	191	2
Electronics For Imaging (1)	112	4
Immersion (1)	80	1
Sonim Technologies (1)	9	—
Stratasys (1)	132	4
		18
Total Information Technology		696
MATERIALS 3.5%		
Chemicals 1.7%		
Advanced Emissions Solutions (2)	46	1
AdvanSix (1)	77	2
AgroFresh Solutions (1)(2)	61	—
American Vanguard	75	1

Amyris (1)(2)	74	—
Balchem	83	8
Chase	19	2
Ferro (1)	212	3
Flotek Industries (1)	153	1
FutureFuel	65	1
GCP Applied Technologies (1)	140	3
Hawkins	24	1
HB Fuller	132	6
Ingevity (1)	110	12
Innophos Holdings	49	1
Innospec	63	6
Intrepid Potash (1)	240	1
Koppers Holdings (1)	52	2
Kraton (1)	81	2
Kronos Worldwide (2)	61	1
Livent (1)	378	3
LSB Industries (1)	54	—
Marrone Bio Innovations (1)	137	—
Minerals Technologies	92	5
OMNOVA Solutions (1)	110	1
Orion Engineered Carbons	157	3
PolyOne	203	6
PQ Group Holdings (1)	98	2
Quaker Chemical	34	7
Rayonier Advanced Materials (2)	127	1
Schulman A., CVR (1)	70	—
Sensient Technologies	111	8
Stepan	53	5
Trecora Resources (1)	52	—
Tredegar	65	1
Trinseo	109	5
Tronox Holdings, Class A	257	3
Valhi	69	—
		104

Construction Materials 0.1%		
Forterra (1)(2)	51	—
Summit Materials, Class A (1)(2)	293	6
U.S. Concrete (1)(2)	40	2
United States Lime & Minerals	5	—
		8
Containers & Packaging 0.1%		
Greif, Class A	70	2
Greif, Class B	22	1
Myers Industries	88	2
UFP Technologies (1)	18	1
		6
Metals & Mining 1.2%		
AK Steel Holding (1)(2)	790	2
Allegheny Technologies (1)(2)	326	8
Carpenter Technology	122	6
Century Aluminum (1)	125	1
Cleveland-Cliffs (2)	757	8
Coeur Mining (1)	513	2
Commercial Metals	313	6
Compass Minerals International	88	5
Covia Holdings (1)(2)	86	—
Global Brass & Copper Holdings	55	2
Gold Resource	138	1
Haynes International	31	1
Hecla Mining	1,327	2
Kaiser Aluminum	41	4
Materion	53	4
Mayville Engineering (1)	17	—
Novagold Resources (1)	609	4
Olympic Steel	23	—
Pan American Silver (1)	779	—
Ramaco Resources (1)	15	—
Ryerson Holding (1)	40	—
Schnitzer Steel Industries, Class A	66	2

SunCoke Energy (1)	223	2
Synalloy	21	–
TimkenSteel (1)(2)	100	1
Warrior Met Coal	133	4
Worthington Industries	105	4
		69
Paper & Forest Products 0.4%		
Boise Cascade	98	3
Clearwater Paper (1)	40	1
Louisiana-Pacific	322	8
Neenah	43	3
PH Glatfelter	109	2
Schweitzer-Mauduit International	79	2
Verso, Class A (1)	86	2
		21
Total Materials		208
REAL ESTATE 6.8%		
Equity Real Estate Investment Trusts 6.2%		
Acadia Realty Trust, REIT	211	6
Agree Realty, REIT	98	6
Alexander & Baldwin, REIT	179	4
Alexander's, REIT	5	2
American Assets Trust, REIT	122	6
American Finance Trust, REIT	281	3
Armada Hoffler Properties, REIT	135	2
Ashford Hospitality Trust, REIT	218	1
Bluerock Residential Growth, REIT (2)	63	1
Braemar Hotels & Resorts, REIT	73	1
BRT Apartments, REIT	25	–
CareTrust, REIT	249	6
CatchMark Timber Trust, Class A, REIT	129	1
CBL & Associates Properties, REIT (2)	425	–
Cedar Realty Trust, REIT	230	1
Chatham Lodging Trust, REIT	114	2
Chesapeake Lodging Trust, REIT	156	4

CIM Commercial Trust, REIT	11	—
City Office, REIT	99	1
Clipper Realty, REIT	37	—
Community Healthcare Trust, REIT	45	2
CoreCivic, REIT	316	7
CorEnergy Infrastructure Trust, REIT (2)	33	1
CorePoint Lodging, REIT	107	1
DiamondRock Hospitality, REIT	527	5
Easterly Government Properties, REIT	176	3
EastGroup Properties, REIT	95	11
Essential Properties Realty Trust, REIT	128	3
Farmland Partners, REIT (2)	80	1
First Industrial Realty Trust, REIT	328	12
Four Corners Property Trust, REIT	178	5
Franklin Street Properties, REIT	262	2
Front Yard Residential, REIT	124	2
GEO Group, REIT	309	6
Getty Realty, REIT	86	3
Gladstone Commercial, REIT	78	2
Gladstone Land, REIT (2)	39	—
Global Medical, REIT	80	1
Global Net Lease, REIT	219	4
Hannon Armstrong Sustainable Infrastructure Capital, REIT (2)	161	5
Healthcare Realty Trust, REIT	332	10
Hersha Hospitality Trust, REIT	89	1
Independence Realty Trust, REIT	234	3
Industrial Logistics Properties Trust, REIT	166	3
Innovative Industrial Properties, REIT (2)	25	3
Investors Real Estate Trust, REIT	30	2
iStar, REIT (2)	163	2
Jernigan Capital, REIT	54	1
Kite Realty Group Trust, REIT	213	3
Lexington Realty Trust, REIT	599	6
LTC Properties, REIT	101	5
Mack-Cali Realty, REIT	236	5
Monmouth Real Estate Investment, REIT	237	3

National Health Investors, REIT	109	9
National Storage Affiliates Trust, REIT	148	4
New Senior Investment Group, REIT	213	1
NexPoint Residential Trust, REIT	51	2
NorthStar Realty Europe, REIT	112	2
Office Properties Income Trust, REIT	122	3
One Liberty Properties, REIT	37	1
Pebblebrook Hotel Trust, REIT	339	10
Pennsylvania Real Estate Investment Trust, REIT (2)	173	1
Physicians Realty Trust, REIT	487	8
Piedmont Office Realty Trust, Class A, REIT	327	7
PotlatchDeltic, REIT	172	7
Preferred Apartment Communities, REIT (2)	113	2
PS Business Parks, REIT	52	9
QTS Realty Trust, Class A, REIT (2)	143	7
Retail Opportunity Investments, REIT	297	5
Retail Value, REIT	39	1
Rexford Industrial Realty, REIT	274	11
RLJ Lodging Trust, REIT	452	8
RPT Realty, REIT	199	2
Ryman Hospitality Properties, REIT	120	10
Sabra Health Care, REIT	470	9
Safehold, REIT	25	1
Saul Centers, REIT	30	2
Senior Housing Properties Trust, REIT	623	5
Seritage Growth Properties, Class A, REIT (2)	84	4
Spirit MTA, REIT	108	1
STAG Industrial, REIT	331	10
Summit Hotel Properties, REIT	266	3
Sunstone Hotel Investors, REIT	597	8
Tanger Factory Outlet Centers, REIT (2)	235	4
Terreno Realty, REIT	161	8
UMH Properties, REIT (2)	91	1
Uniti, REIT	487	5
Universal Health Realty Income Trust, REIT	33	3
Urban Edge Properties, REIT	300	5

Urstadt Biddle Properties, Class A, REIT	75	2
Washington Prime Group, REIT (2)	469	2
Washington Real Estate Investment Trust, REIT (2)	213	6
Whitestone, REIT (2)	96	1
Xenia Hotels & Resorts, REIT	295	6
		366
Real Estate Management & Development 0.6%		
Altisource Portfolio Solutions (1)	25	—
American Realty Investors (1)(2)	6	—
Consolidated-Tomoka Land	13	1
Cushman & Wakefield (1)	278	5
eXp World Holdings (1)	42	—
Forestar Group (1)	28	1
FRP Holdings (1)	18	1
Griffin Industrial Realty	2	—
HFF, Class A	99	5
Kennedy-Wilson Holdings	318	7
Marcus & Millichap (1)	59	2
Maui Land & Pineapple (1)	19	—
Newmark Group, Class A	375	3
Rafael Holdings, Class B (1)	28	1
RE/MAX Holdings, Class A	45	1
Realogy Holdings	299	2
Redfin (1)	228	4
RMR Group, Class A	18	1
St Joe (1)(2)	88	2
Stratus Properties (1)	15	—
Tejon Ranch (1)	53	1
Transcontinental Realty Investors (1)	5	—
		37
Total Real Estate		403
TRUSTS & FUNDS 0.7%		
Trusts & Mutual Funds 0.7%		
IShares Russell 2000 ETF (2)	263	41
Total Trusts & Funds		41

UTILITIES 3.3%

Electric Utilities 0.9%

ALLETE	135	11
El Paso Electric	106	7
Genie Energy, Class B	38	—
MGE Energy	91	7
Otter Tail	102	5
PNM Resources	207	11
Portland General Electric	233	13
Spark Energy, Class A (2)	26	—
		54

Gas Utilities 1.1%

Chesapeake Utilities	41	4
New Jersey Resources	230	11
Northwest Natural Holding	74	5
ONE Gas	135	12
RGC Resources	20	1
South Jersey Industries	241	8
Southwest Gas Holdings	139	13
Spire	129	11
		65

Independent Power & Renewable Electricity Producers 0.3%

Atlantic Power (1)	275	1
Clearway Energy, Class A	100	2
Clearway Energy, Class C	189	3
Ormat Technologies	103	6
Pattern Energy Group, Class A	231	5
TerraForm Power, Class A	183	3
		20

Multi-Utilities 0.5%

Avista	170	8
Black Hills	157	12
NorthWestern	131	9

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Cap Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks. The fund has two classes of shares: the Small-Cap Index Fund (Investor Class) and the Small-Cap Index Fund–I Class (I Class). I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity. Certain prior year amounts in the accompanying financial statements and financial highlights have been restated to conform to current year presentation.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2019, totaled less than $1,000 for the six months ended June 30, 2019.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2019, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of June 30, 2019, the fund held equity futures with cumulative unrealized gain of $15,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the six months ended June 30, 2019, the fund recognized $34,000 of realized gain on Futures and a $61,000 change in unrealized gain/loss on Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded. This ability is subject to the liquidity of underlying positions. As of June 30, 2019, securities valued at $36,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2019, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 11% and 12% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2019, the value of loaned securities was $772,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the value of cash collateral and related investments was $783,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $677,000 and $639,000, respectively, for the six months ended June 30, 2019.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2018, the fund had $123,000 of available capital loss carryforwards.

At June 30, 2019, the cost of investments for federal income tax purposes was $5,992,000. Net unrealized gain aggregated $771,000 at period-end, of which $1,331,000 related to appreciated investments and $560,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.14% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The Investor Class is subject to a contractual expense limitation through the limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreement, expenses were waived/paid by Price Associates during the six months ended June 30, 2019 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $581,000 remain subject to repayment by the fund at June 30, 2019. To the extent any expenses are waived or reimbursed in accordance with an expense limitation, the waiver or reimbursement is charged to the applicable class or allocated across the classes in the same manner as the related expense. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2019, expenses incurred pursuant to these service agreements were $34,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

As of June 30, 2019, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 475,000 shares of the Investor Class, representing 100% of the Investor Class’s net assets and 25,000 shares of the I Class, representing 100% of the I Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2019, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP and N-Q are available electronically on the SEC’s website (sec.gov).

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), on behalf of the fund. In that regard, at an in-person meeting held on March 11–12, 2019 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the one- and two-year periods as of September 30, 2018, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the T. Rowe Price funds.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations (subject to an expense limitation on total expense ratio with respect to the Investor Class and an expense limitation on operating expenses with respect to the I Class). The fund’s shareholders benefit from potential economies of scale through a decline in operating expenses as the fund grows in size and through the contractual expense limitations in place to reduce the burden of higher operating costs to shareholders until the fund reaches greater scale. The Board concluded that the advisory fee structure continued to be appropriate.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) total expenses, actual management fees, and nonmanagement expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflect the management fees actually received from the fund by the Advisor after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflects the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 16, 2019

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	August 16, 2019